Shareholder Report, Holdings (Details) - C000081816	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.30%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.70%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.10%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.20%
Coca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	51.20%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%